UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------

 Check here if Amendment [_]; Amendment Number:
                                               -----------
 This Amendment (Check only one.):    [_] is a restatement.
                                      [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:     Barrington Wilshire, LLC
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 Address:  2001 Wilshire Blvd., Suite 401
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           Santa Monica, California 90403
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 Form 13F File Number:  28 - 14005
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:       Russell B. Faucett
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 Title:      President
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 Phone:      (310) 264-4844
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Signature, Place, and Date of Signing:

    /s/ Russell B. Faucett        Santa Monica, California     January 16, 2013
 ---------------------------    ----------------------------   ----------------
         [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                             FORM 13F SUMMARY PAGE


Report Summary:

 Number of Other Included Managers:            0
                                          -----------

 Form 13F Information Table Entry Total:      12
                                          -----------

 Form 13F Information Table Value Total:    428,856
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                                          (thousands)


List of Other Included Managers:


NONE




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
December 31, 2012

                                                        value     shares/ Sh/ Put/  Invstmt  voting
issuer                       title of class  Cusip     (x$1000)   Prn Amt PRN call  Dscretn  authority sole
SEADRILL LIMITED            SHS              G7945E105      184     5,000  SH       Sole              5,000
GOLAR LNG LTD BERMUDA       SHS              G9456A100   19,824   539,000  SH       Sole            539,000
ANNALY CAP MGMT INC         COM              035710409    5,153   367,000  SH       Sole            367,000
ARMOUR RESIDENTIAL REIT INC COM              042315101    5,124   792,000  SH       Sole            792,000
BP PRUDHOE BAY RTY TR       UNIT BEN INT     055630107       96     1,400  SH       Sole              1,400
ISHARES TR                  RUSSELL 2000     464287655  125,423 1,487,500  SH       Sole          1,487,500
MV OIL TR                   TR UNITS         553859109       71     3,000  SH       Sole              3,000
NORTHERN TIER ENERGY LP     COM UN REPR PART 665826103   17,859   702,000  SH       Sole            702,000
NORTHSTAR RLTY FIN CORP     COM              66704R100    3,098   440,000  SH       Sole            440,000
SPDR S&P 500 ETF TR         TR UNIT          78462F103  122,629   861,100  SH       Sole            861,100
SPDR S&P MIDCAP 400 ETF TR  UTSER1 S&PDCRP   78467Y107  123,701   666,100  SH       Sole            666,100
STARWOOD PPTY TR INC        COM              85571B105    5,694   248,000  SH       Sole            248,000